Description of Business and Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Cash and Cash Equivalents
Maximum term of original maturity to classify instrument as cash equivalents	90 days
Restricted Cash
Short-term restricted cash balance	$ 31.1	$ 35.9
Long-term restricted cash balances	6.6	5.4
Goodwill
Minimum percentage of likelihood that event occurrence is considered more likely than not (as a percent)		50.00%
Investments
Minimum term of maturities of highly liquid securities classified as current assets included in short-term investments	12 months
Long-lived assets held for sale
Classification as assets held for sale, period of time for expected sale	1 year
Pension and Other Postretirement Benefits
Classification as current, period of time for payment of benefits	12 months
Concentration of Credit and Other Risks and Allowance for Doubtful Accounts
Minimum percentage of net revenue required for qualification as major customer	10.00%	10.00%	10.00%
Rolling period for determination of material requirements	12 months
Decrease in reported net revenue, if transactions were subject to previous accounting guidance		7
Advertising Expense
Advertising cost during the period	1.2	1.4	1.5
Asset Retirement Obligations
Asset retirement obligations included in other current liabilities	1.6	0.9
Asset retirement obligations included in other non-current liabilities	9.2	9.4
Changes in asset retirement obligations:
Balance at Beginning of Period	10.3	7.9
Liabilities Incurred	0.4	1.9
Liabilities Settled	(0.5)	0.1
Accretion Expense	0.6	0.5
Revision to Estimates		(0.1)
Balance at End of Period	$ 10.8	$ 10.3	$ 7.9